BUSINESS COMBINATION AND GOODWILL (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Aug. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill, Impairment Loss		$ 0	$ 0		$ 5,594,692
Goodwill		$ 1,334,005		$ 1,406,289	1,368,915
Xixingdao [Member]
Business Acquisition [Line Items]
Equity interest percentage	90.00%
Purchase consideration	$ 9,773,989
Business acquisition, share issued	4,862,681
Goodwill, Impairment Loss					5,594,692
Goodwill					$ 1,368,915